Exhibit 99
Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	November 2013
Payment Date	12/16/2013
Transaction Month	44
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016
Total	$1,090,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$481,320.65

Principal:
Principal Collections	$6,379,557.50
Prepayments in Full	$2,596,618.94
Liquidation Proceeds	$97,175.29
Recoveries	$55,850.02
Sub Total	$9,129,201.75
Collections	$9,610,522.40

Purchase Amounts:
Purchase Amounts Related to Principal	$267,939.27
Purchase Amounts Related to Interest	$1,184.90
Sub Total	$269,124.17

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$9,879,646.57

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	November 2013
Payment Date	12/16/2013
Transaction Month	44
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$9,879,646.57
Servicing Fee	$111,308.44	$111,308.44	$0.00	$0.00	$9,768,338.13
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$9,768,338.13
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$9,768,338.13
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$9,768,338.13
Interest - Class A-4 Notes	$82,721.30	$82,721.30	$0.00	$0.00	$9,685,616.83
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,685,616.83
Interest - Class B Notes	$78,255.42	$78,255.42	$0.00	$0.00	$9,607,361.41
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,607,361.41
Interest - Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$9,549,938.08
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,549,938.08
Interest - Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$9,477,713.08
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$9,477,713.08
Regular Principal Payment	$8,311,253.73	$8,311,253.73	$0.00	$0.00	$1,166,459.35
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,166,459.35
Residuel Released to Depositor	$0.00	$1,166,459.35	$0.00	$0.00	$0.00
Total		$9,879,646.57

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$8,311,253.73
Total					$8,311,253.73
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$8,311,253.73	$57.48	$82,721.30	$0.57	$8,393,975.03	$58.05
Class B Notes	$0.00	$0.00	$78,255.42	$2.44	$78,255.42	$2.44
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38
Total	$8,311,253.73	$7.62	$290,625.05	$0.27	$8,601,878.78	$7.89

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	November 2013
Payment Date	12/16/2013
Transaction Month	44

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$46,170,025.45	0.3192948	$37,858,771.72	0.2618172
Class B Notes	$32,050,000.00	1.0000000	$32,050,000.00	1.0000000
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Total	$121,020,025.45	0.1110021	$112,708,771.72	0.1033788

Pool Information
Weighted Average APR	4.520%	4.524%
Weighted Average Remaining Term	21.93	21.15
Number of Receivables Outstanding	15,663	15,149
Pool Balance	$133,570,130.01	$124,147,655.22
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$121,020,025.45	$112,708,771.72
Pool Factor	0.1113085	0.1034564

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$11,999,998.86
Targeted Credit Enhancement Amount	$11,999,998.86
Yield Supplement Overcollateralization Amount	$11,438,883.50
Targeted Overcollateralization Amount	$11,438,883.50
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$11,438,883.50

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$11,999,998.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$11,999,998.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$11,999,998.86

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	November 2013
Payment Date	12/16/2013
Transaction Month	44

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		67	$81,183.79
(Recoveries)		114	$55,850.02
Net Losses for Current Collection Period			$25,333.77
Cumulative Net Losses Last Collection Period			$8,512,286.14
Cumulative Net Losses for all Collection Periods			$8,537,619.91

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.23%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	3.46%	436	$4,297,010.11
61-90 Days Delinquent	0.44%	53	$546,674.98
91-120 Days Delinquent	0.11%	10	$134,475.08
Over 120 Days Delinquent	0.73%	73	$908,169.20
Total Delinquent Receivables	4.74%	572	$5,886,329.37

Repossession Inventory:
Repossessed in the Current Collection Period		13	$148,294.81
Total Repossessed Inventory		13	$158,214.05

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5749%
Preceding Collection Period			0.2454%
Current Collection Period			0.2359%
Three Month Average			0.3521%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.7889%
Preceding Collection Period			0.8300%
Current Collection Period			0.8977%
Three Month Average			0.8389%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer